THE
CUTLER
TRUST



November 1, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  The Cutler Trust
           File No. 33-52850



Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Cutler Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary









          THE CUTLER TRUST  o  P.O. BOX 46707   o   CINCINNATI, OH 45246
       Cutler Equity Fund is distributed by Ultimus Fund Distributors, LLC